Income Tax Expense - Summary of Composition of Deferred Tax Assets And Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 1,766	¥ 5,513
Deferred tax liabilities	(58)	(61)
Net deferred tax assets	¥ 1,708	¥ 5,452	¥ 4,577